Equity - Capital Reserves (Details) € / shares in Units, € in Thousands	1 Months Ended
	Jul. 31, 2020 $ / shares	Jul. 31, 2020 EUR (€) € / shares shares	Sep. 30, 2020 EUR (€)
Capital reserve
Share premium included in capital reserve | €			€ 107,499
Follow-on public offering | Common shares | Major purchases of assets
Number of common shares issued (in shares)		3,500,000
Public offering price (in dollars per share) | (per share)	$ 14.00	€ 12.71
Follow-on public offering | Common shares | Selling shareholders | Major purchases of assets
Number of common shares issued (in shares)		1,500,000
Follow-on public offering | Common shares | The Company | Major purchases of assets
Number of common shares issued (in shares)		2,000,000
Net offering proceeds, after deducting underwriting discounts, commissions and transaction costs | €		€ 22,000